February 13, 1996



U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE:   Rule 24(f)-2 Notice for Astra Global Investment Series
      File No.  33-1474


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:        Astra Global Investment Series
                                      Symphony Towers
                                      750 B. Street, Suite 2350
                                      San Diego, CA 92101

2. Name of each series or class of funds for which this notice is filed:

            Astra Short-Term Multi-Market Income Fund I
            Astra Short-Term Multi-Market Income Fund II

3. Investment Company Act File Number:  811-4468

   Securities Act File Number:  33-1474


4. Last day of fiscal year for which this notice is filed:  12-31-95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

              N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             None

9.  Number and aggregate sale price of securities sold during the fiscal year:

             Number:       108,567
             Amount:      $790,737

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             Number:       108,567
             Amount:      $790,737

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

             Number:        67,081
             Amount:      $463,680

12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):                   $    790,737


   (ii)  Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):        +    463,680


  (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
         year (if applicable):                                    -  9,335,221


   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
         applicable)                                              +    0


    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):                 $ (8,080,804)


   (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933
         or other applicable law or regulation:                 \   2900

  (vii)  Fee due [line (i) or line (v) multiplies by line (vi)]:  $   0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                   [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By    John R. Elerding
      Secretary


Date  February 9, 1996









February 9, 1996



Astra Global Investment Series
750 B Street
Suite 2350
San Diego, CA 92101


Re:    Astra Global Investment Series
       Registration No. 33-1474


Gentlemen:

We have acted as counsel to Astra Global Investment Series, a Massachusetts business trust (the "Trust"), in connection with the public offering of the Trust's shares of beneficial interest with no par value, and on various other securities and general matters. We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended ("Investment Company Act"), the Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended ("Securities Act"). We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of shares of beneficial interest (the "Shares") sold in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1995.

We have reviewed, insofar as it relates or pertains to the Trust, the Trust's Registration Statement on Form N-1A, as amended to the date hereof, filed with the Securities and Exchange Commission under the Securities Act and the Investment Company Act, pursuant to which the Shares were sold (the "Registration Statement"). We have also examined originals or copies certified or otherwise identified to our satisfaction of such documents, trust records and other instruments we have deemed necessary or appropriate for the urpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

We are members only of the New York Bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massachusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances.

Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Trust's Declaration of Trust, as amended, and Registration Statement, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

Very truly yours,



\s\ Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
Kramer, Levin, Naftalis, Nessen, Kamin & Frankel